UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
January 31, 2019
MFS®  Intermediate Income Trust

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.2%
Asset-Backed & Securitized – 4.4%
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.659% (LIBOR - 1mo. + 1.15%), 3/15/2028 (n)	$324,428	$ 325,046
Chesapeake Funding II LLC, 2017-3A, “A2”, FLR, 2.848% (LIBOR - 1mo. + 0.34%), 8/15/2029 (n)	3,413,941	3,410,244
Colony Starwood Homes, 2016-2A, “A”, FLR, 3.758% (LIBOR - 1mo. + 1.25%), 12/17/2033 (n)	1,129,299	1,129,296
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,676,352	1,668,271
Enterprise Fleet Financing LLC, 2017-1, “A2”, 2.13%, 7/20/2022 (n)	422,236	420,145
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	18,025	18,013
Falcon Franchise Loan LLC, 8.19%, 1/05/2023 (i)(z)	118,620	4,606
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	25,811	25,800
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	339,000	338,289
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	1,247,000	1,241,525
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	1,290,000	1,281,694
GS Mortgage Securities Trust, 4.592%, 8/10/2043 (n)	2,570,000	2,608,105
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	335,636	335,587
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	2,245,424	2,304,208
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.679% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	1,117,883	1,111,029
Shackleton CLO Ltd., 2015-8A, “A1R”, FLR, 3.695% (LIBOR - 3mo. + 1.51%), 10/20/2027 (n)	1,998,000	1,983,662
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	286,840	285,262
Tricon American Homes Trust, 2015-SFR1, “1A”, 2.589%, 11/17/2033 (n)	1,290,706	1,256,098
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	875,000	870,393
		$ 20,617,273
Automotive – 1.8%
BMW US Capital LLC, 3.1%, 4/12/2021 (n)	$1,770,000	$ 1,765,037
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	1,074,000	1,087,651
General Motors Financial Co., Inc., 3.95%, 4/13/2024	4,000,000	3,831,893
Hyundai Capital America, 3.75%, 7/08/2021 (n)	1,769,000	1,768,255
		$ 8,452,836
Broadcasting – 0.3%
Time Warner, Inc., 3.8%, 2/15/2027	$1,231,000	$ 1,200,775
Brokerage & Asset Managers – 0.7%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$3,500,000	$ 3,405,716
Building – 0.6%
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	$2,946,000	$ 2,709,029
Business Services – 0.2%
Fidelity National Information Services, Inc., 5%, 10/15/2025	$751,000	$ 794,853
Cable TV – 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$1,350,000	$ 1,387,860
Cox Communications, Inc., 3.25%, 12/15/2022 (n)	2,925,000	2,889,272
Time Warner Cable, Inc., 4%, 9/01/2021	2,770,000	2,795,379
		$ 7,072,511
Chemicals – 1.2%
LyondellBasell Industries N.V., 5%, 4/15/2019	$336,000	$ 336,064
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024	1,535,000	1,583,335
Sherwin-Williams Co., 3.125%, 6/01/2024	4,000,000	3,892,953
		$ 5,812,352
Computer Software – 0.7%
Microsoft Corp., 3.125%, 11/03/2025	$3,110,000	$ 3,148,878

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.6%
Apple, Inc., 3.35%, 2/09/2027	$2,700,000	$ 2,708,845
Conglomerates – 2.4%
Roper Technologies, Inc., 2.8%, 12/15/2021	$651,000	$ 640,684
United Technologies Corp., 3.1%, 6/01/2022	947,000	943,725
United Technologies Corp., 3.65%, 8/16/2023	3,321,000	3,370,533
United Technologies Corp., 3.125%, 5/04/2027	2,000,000	1,907,400
United Technologies Corp., 4.125%, 11/16/2028	1,753,000	1,803,096
Wabtec Corp., 4.7%, 9/15/2028	2,973,000	2,829,371
		$ 11,494,809
Consumer Products – 1.3%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$2,274,000	$ 2,276,769
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	4,000,000	3,865,434
		$ 6,142,203
Consumer Services – 1.4%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,605,000	$ 1,561,377
Priceline Group, Inc., 3.55%, 3/15/2028	2,737,000	2,637,267
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	480,000	322,572
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)	1,525,000	993,109
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	1,392,000	776,201
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	480,000	246,434
		$ 6,536,960
Defense Electronics – 0.3%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$1,400,000	$ 1,413,251
Electrical Equipment – 0.4%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$1,703,000	$ 1,692,869
Electronics – 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$3,900,000	$ 3,583,490
Microchip Technology, Inc., 3.922%, 6/01/2021 (n)	1,213,000	1,200,416
		$ 4,783,906
Emerging Market Quasi-Sovereign – 0.6%
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/2022 (n)	$228,000	$ 234,612
Petroleos Mexicanos, 6%, 3/05/2020	1,890,000	1,917,330
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)	733,000	717,750
		$ 2,869,692
Emerging Market Sovereign – 0.2%
Republic of Poland, 5%, 3/23/2022	$772,000	$ 816,770
Energy - Integrated – 0.9%
BP Capital Markets PLC, 4.5%, 10/01/2020	$853,000	$ 873,937
BP Capital Markets PLC, 4.742%, 3/11/2021	1,810,000	1,874,865
Eni S.p.A., 4%, 9/12/2023 (n)	1,327,000	1,338,484
		$ 4,087,286
Food & Beverages – 3.2%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$2,931,000	$ 2,918,963
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	3,558,000	3,549,772
Conagra Brands, Inc., 4.6%, 11/01/2025	2,987,000	3,024,865
Constellation Brands, Inc., 4.4%, 11/15/2025	3,306,000	3,407,105
General Mills, Inc., 3.2%, 4/16/2021	592,000	594,104

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	$1,876,000	$ 1,890,390
		$ 15,385,199
Health Maintenance Organizations – 0.4%
Halfmoon Parent, Inc., FLR, 3.438% (LIBOR - 3mo. + 0.65%), 9/17/2021 (n)	$2,000,000	$ 1,987,906
Insurance – 1.5%
American International Group, Inc., 3.75%, 7/10/2025	$2,808,000	$ 2,764,928
American International Group, Inc., 3.9%, 4/01/2026	2,850,000	2,822,346
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	1,600,000	1,584,203
		$ 7,171,477
Insurance - Property & Casualty – 0.6%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$3,110,000	$ 3,029,169
International Market Quasi-Sovereign – 0.5%
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	$2,510,000	$ 2,452,182
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$1,361,000	$ 1,358,737
Machinery & Tools – 0.7%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$472,000	$ 471,021
CNH Industrial Capital LLC, 3.85%, 11/15/2027	3,066,000	2,843,496
		$ 3,314,517
Major Banks – 13.9%
Bank of America Corp., 2.151%, 11/09/2020	$750,000	$ 740,044
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	5,400,000	5,381,168
Bank of America Corp., 4.125%, 1/22/2024	2,876,000	2,986,907
Bank of New York Mellon Corp., 3.5%, 4/28/2023	3,446,000	3,500,888
Barclays PLC, 3.25%, 1/12/2021	3,848,000	3,806,599
Commonwealth Bank of Australia, 5%, 10/15/2019 (n)	2,560,000	2,598,946
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	1,500,000	1,484,113
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	915,000	966,194
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)	2,076,000	1,981,912
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	1,924,000	2,064,534
Goldman Sachs Group, Inc., 3%, 4/26/2022	1,720,000	1,701,183
Goldman Sachs Group, Inc., 2.908% to 6/05/2022, FLR (LIBOR - 3mo. + 1.053%) to 6/05/2023	1,750,000	1,713,482
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	4,000,000	3,970,937
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	1,500,000	1,476,390
ING Bank N.V., 5.8%, 9/25/2023 (n)	2,912,000	3,083,713
JPMorgan Chase & Co., 4.625%, 5/10/2021	2,890,000	2,990,445
JPMorgan Chase & Co., 3.125%, 1/23/2025	3,500,000	3,432,632
Lloyds Bank PLC, 3.75%, 1/11/2027	1,400,000	1,341,456
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	656,000	652,907
Morgan Stanley, 5.625%, 9/23/2019	640,000	651,049
Morgan Stanley, 3.7%, 10/23/2024	1,816,000	1,829,462
Morgan Stanley, 3.875%, 1/27/2026	5,400,000	5,428,614
Royal Bank of Scotland Group, PLC, FLR, 4.892% (LIBOR - 3mo. + 1.754%), 5/18/2029	2,442,000	2,428,539
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	1,810,000	1,794,886
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	1,145,000	1,135,426
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,449,000	2,464,470
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	2,505,000	2,490,727
UBS Group Funding Ltd., FLR, 4.263% (LIBOR - 3mo. + 1.44%), 9/24/2020 (n)	1,680,000	1,703,720
		$ 65,801,343

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.2%
CVS Health Corp., 3.7%, 3/09/2023	$741,000	$ 747,410
Medical Equipment – 0.3%
Abbott Laboratories, 3.4%, 11/30/2023	$1,600,000	$ 1,620,154
Metals & Mining – 1.2%
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/2020	$1,740,000	$ 1,720,425
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	1,518,000	1,521,389
Glencore Funding LLC, 4%, 4/16/2025 (n)	880,000	844,800
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,887,000	1,775,855
		$ 5,862,469
Midstream – 1.4%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.5%, 12/01/2022	$1,584,000	$ 1,568,096
Kinder Morgan Energy Partners LP, 3.5%, 3/01/2021	1,854,000	1,863,512
MPLX LP, 4%, 3/15/2028	3,395,000	3,273,766
		$ 6,705,374
Mortgage-Backed – 1.4%
Fannie Mae, 4.5%, 3/01/2019	$9,450	$ 9,605
Fannie Mae, 5%, 5/01/2019 - 12/01/2020	8,058	8,190
Fannie Mae, 6.5%, 11/01/2031	716,972	808,238
Freddie Mac, 5%, 6/01/2019	11,420	11,471
Freddie Mac, 5.5%, 11/01/2019 - 6/01/2020	86,621	87,153
Freddie Mac, 4.224%, 3/25/2020	2,177,944	2,203,808
Freddie Mac, 6%, 5/01/2021 - 8/01/2034	19,957	21,095
Freddie Mac, 3.064%, 8/25/2024	1,457,127	1,466,980
Freddie Mac, 3.243%, 4/25/2027	935,000	939,654
Freddie Mac, 3.187%, 9/25/2027	550,000	549,223
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	476,264	525,701
Ginnie Mae, 6.158%, 4/20/2058	53,088	55,601
		$ 6,686,719
Municipals – 1.2%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$3,704,000	$ 3,179,069
Puerto Rico Electric Power Authority Rev., “RR”, 5%, 7/01/2022	1,675,000	1,685,955
Solano, CA, Irrigation District Hydroelectric Rev. (Monticello Power Project), 5.47%, 1/01/2020	840,000	839,412
		$ 5,704,436
Network & Telecom – 1.1%
AT&T, Inc., 3.4%, 5/15/2025	$5,400,000	$ 5,282,434
Oils – 0.9%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$1,003,000	$ 989,212
Marathon Petroleum Corp., 3.8%, 4/01/2028 (n)	985,000	944,637
Valero Energy Corp., 3.4%, 9/15/2026	2,353,000	2,242,692
		$ 4,176,541
Other Banks & Diversified Financials – 2.5%
Citizens Bank N.A., 2.55%, 5/13/2021	$910,000	$ 897,268
Compass Bank, 3.5%, 6/11/2021	1,730,000	1,732,747
Compass Bank, 2.875%, 6/29/2022	1,826,000	1,768,148
Groupe BPCE S.A., 12.5% to 9/30/2019, FLR (LIBOR - 3mo. + 12.98%) to 8/29/2049 (n)	2,556,000	2,696,580
SunTrust Banks, Inc., 2.7%, 1/27/2022	1,803,000	1,772,065
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	2,833,000	2,894,117
		$ 11,760,925

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 1.2%
Actavis Funding SCS, 3.45%, 3/15/2022	$3,000,000	$ 2,993,399
Celgene Corp., 2.75%, 2/15/2023	2,628,000	2,564,695
		$ 5,558,094
Restaurants – 0.7%
Starbucks Corp., 3.8%, 8/15/2025	$3,500,000	$ 3,528,714
Retailers – 0.6%
Alimentation Couche-Tard, Inc., 2.7%, 7/26/2022 (n)	$2,700,000	$ 2,628,031
Supranational – 0.6%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$2,950,000	$ 3,063,722
Telecommunications - Wireless – 1.5%
American Tower Corp., REIT, 3.55%, 7/15/2027	$4,000,000	$ 3,816,065
Crown Castle International Corp., 3.65%, 9/01/2027	947,000	910,525
SBA Tower Trust, 2.877%, 7/09/2021 (n)	586,000	576,241
SBA Tower Trust, 2.898%, 10/15/2044 (n)	1,920,000	1,913,351
		$ 7,216,182
Tobacco – 1.1%
B.A.T. Capital Corp., 3.557%, 8/15/2027	$2,018,000	$ 1,846,326
Reynolds American, Inc., 8.125%, 6/23/2019	1,316,000	1,341,488
Reynolds American, Inc., 6.875%, 5/01/2020	1,340,000	1,396,850
Reynolds American, Inc., 3.25%, 6/12/2020	614,000	614,053
		$ 5,198,717
Transportation - Services – 0.5%
TTX Co., 2.6%, 6/15/2020 (n)	$2,450,000	$ 2,425,007
U.S. Government Agencies and Equivalents – 0.7%
AID-Ukraine, 1.847%, 5/29/2020	$2,500,000	$ 2,480,455
Small Business Administration, 6.35%, 4/01/2021	48,756	49,794
Small Business Administration, 6.34%, 5/01/2021	49,775	50,744
Small Business Administration, 6.44%, 6/01/2021	53,407	54,793
Small Business Administration, 6.625%, 7/01/2021	57,967	59,479
Small Business Administration, 5.34%, 11/01/2021	197,677	200,946
Small Business Administration, 4.93%, 1/01/2024	111,522	115,409
Small Business Administration, 5.36%, 11/01/2025	184,340	191,727
Small Business Administration, 5.39%, 12/01/2025	136,435	142,537
		$ 3,345,884
U.S. Treasury Obligations – 37.8%
U.S. Treasury Bonds, TIPS, 0.375%, 1/15/2027	$4,903,886	$ 4,754,662
U.S. Treasury Notes, 2%, 1/31/2020	15,750,000	15,665,098
U.S. Treasury Notes, 2.625%, 8/15/2020	16,525,000	16,555,339
U.S. Treasury Notes, 2.375%, 3/15/2021	18,815,000	18,781,192
U.S. Treasury Notes, 1.75%, 11/30/2021	10,000,000	9,811,328
U.S. Treasury Notes, 1.75%, 2/28/2022	14,420,000	14,127,657
U.S. Treasury Notes, 1.75%, 5/15/2022	13,500,000	13,208,379
U.S. Treasury Notes, 2.125%, 12/31/2022	14,635,000	14,463,496
U.S. Treasury Notes, 2.5%, 8/15/2023	9,210,000	9,229,427
U.S. Treasury Notes, 2.75%, 2/15/2024	8,385,000	8,501,276
U.S. Treasury Notes, 2.375%, 8/15/2024	9,230,000	9,182,047
U.S. Treasury Notes, 2%, 2/15/2025	9,900,000	9,621,562
U.S. Treasury Notes, 2%, 8/15/2025	5,225,000	5,061,515
U.S. Treasury Notes, 2.25%, 11/15/2025	14,255,000	14,008,322
U.S. Treasury Notes, 1.625%, 5/15/2026	4,080,000	3,832,013

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2%, 11/15/2026	$4,335,000	$ 4,160,753
U.S. Treasury Notes, 2.375%, 5/15/2027	4,075,000	4,011,965
U.S. Treasury Notes, 2.75%, 2/15/2028	3,650,000	3,687,641
		$ 178,663,672
Utilities - Electric Power – 2.7%
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	$3,500,000	$ 3,308,753
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	1,615,000	1,582,635
Enersis Americas S.A., 4%, 10/25/2026	252,000	244,440
Eversource Energy, 2.5%, 3/15/2021	1,000,000	982,819
FirstEnergy Corp., 3.9%, 7/15/2027	2,827,000	2,766,079
Oncor Electric Delivery Co., 4.1%, 6/01/2022	2,206,000	2,261,160
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	546,000	562,170
Transelec S.A., 4.625%, 7/26/2023 (n)	927,000	940,905
Transelec S.A., 4.25%, 1/14/2025 (n)	228,000	224,865
		$ 12,873,826
Total Bonds		$ 469,309,655
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 2.47% (v)	1,416,583	$ 1,416,442

Other Assets, Less Liabilities – 0.5%		2,513,681
Net Assets – 100.0%		$ 473,239,778
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,416,442 and $469,309,655, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $90,897,166, representing 19.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, 8.19%, 1/05/2023	1/18/02	$4,594	$4,606
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$182,009,556	$—	$182,009,556
Non-U.S. Sovereign Debt	—	9,202,366	—	9,202,366
Municipal Bonds	—	5,704,435	—	5,704,435
U.S. Corporate Bonds	—	165,647,527	—	165,647,527
Residential Mortgage-Backed Securities	—	9,072,113	—	9,072,113
Commercial Mortgage-Backed Securities	—	7,455,583	—	7,455,583
Asset-Backed Securities (including CDOs)	—	10,776,297	—	10,776,297
Foreign Bonds	—	79,441,778	—	79,441,778
Mutual Funds	1,416,442	—	—	1,416,442
Total	$1,416,442	$469,309,655	$—	$470,726,097
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,931	17,533,670	(16,123,018)	1,416,583
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(268)	$—	$—	$15,430	$1,416,442

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2019

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2019

*	Print name and title of each signing officer under his or her signature.